Other comprehensive income - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial gains and losses on defined benefit pension plans	€ (56)	€ 1,567	€ (25)
Changes in value recognised in equity	242	(1,705)	547
Decrease due to other modification	186
Foreign exchange gain (loss)	(542)	(562)	(2,093)
Impairment loss (reversal)	10,863	7,407	12,382
Financial assets at fair value through other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Impairment loss (reversal)	7	19	19
Goodwill
Disclosure of analysis of other comprehensive income by item [line items]
Foreign exchange gain (loss)	496	167	(2,104)
Spain
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial gains and losses on defined benefit pension plans	(295)	€ (37)	84
Decrease (increase) in accumulated actuarial losses/profits	€ 295
Actuarial assumption of discount rates	3.80%	0.90%
Germany
Disclosure of analysis of other comprehensive income by item [line items]
Decrease (increase) in accumulated actuarial losses/profits	€ 171
Actuarial assumption of discount rates	4.21%	1.45%
Portugal
Disclosure of analysis of other comprehensive income by item [line items]
Decrease (increase) in accumulated actuarial losses/profits	€ 113
Actuarial assumption of discount rates	3.70%	1.10%
United Kingdom
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial gains and losses on defined benefit pension plans	€ 857	€ (1,475)	€ 568
Decrease (increase) in accumulated actuarial losses/profits	€ (857)
Actuarial assumption of discount rates	4.88%	1.90%	1.28%
Actuarial assumption of expected rates of inflation	3.11%	3.37%	2.95%
Actuarial assumption of expected rates of pension increases	2.98%	3.21%	2.85%
Brazil
Disclosure of analysis of other comprehensive income by item [line items]
Decrease (increase) in accumulated actuarial losses/profits	€ 39
Actuarial assumption of expected rates of inflation	3.00%
Actuarial assumption of expected rates of pension increases	9.44%	8.39%
Actuarial assumption of medical cost trend rates	9.46%	8.44%
Other Regions
Disclosure of analysis of other comprehensive income by item [line items]
Decrease (increase) in accumulated actuarial losses/profits	€ (3)